June 16, 2017

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Ladies and Gentlemen:

STATE FARM MUTUAL FUND TRUST

1933 ACT REGISTRATION NO. 333-42004

1940 ACT REGISTRATION NO. 811-10027

In accordance with Rule 497(e) of Regulation C under the Securities Act of 1933, State Farm Mutual Fund Trust is filing a supplement to its Prospectus for Class R-1, R-2 and R-3 Shares, which is dated May 1, 2017. The Prospectus supplement is filed for the purpose of submitting the information included in the Prospectus supplement as an Interactive Data File using eXtensible Reporting Language (XBRL) as required by General Instructions C.3.(g)(ii) of Form N-1A.

Please contact the undersigned if you should have any questions concerning this filing.

Sincerely,
/s/ David Moore
David Moore
Assistant Secretary
(309) 766-1908